Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Sales	$ 1,011,749	$ 2,901,826	$ 8,975,840	$ 8,563,751
Cost of goods sold (including $412,722, $1,465,996, $3,905,248 and $3,474,012 from a former related party)	533,925	1,781,304	5,830,568	5,439,892
Gross profit	477,824	1,120,522	3,145,272	3,123,859
Operating expenses
Selling, general and administrative expenses	3,448,271	4,764,655	11,804,322	3,173,851
Research and development	51,878	82,770	231,770	370,625
Total operating expenses	3,500,149	4,847,425	12,036,092	3,544,476
Loss from operations	(3,022,325)	(3,726,903)	(8,890,820)	(420,617)
Other income (expenses)
Financing costs	(607,717)		(2,353,234)
Change in fair value of derivative liability	2,630,052		(2,545,918)
Gain on extinguishment of derivative liability	674,254
Interest expense (including $22,913, $23,622, $109,863 and $56,626 to related parties)	(44,969)	(24,171)	(224,879)	(96,470)
Interest income			255	4,500
Other income (expenses)			23	(25,323)
Total other income (expenses)	2,651,620	(24,171)	(5,123,753)	(117,293)
Loss before income taxes	(370,705)	(3,751,074)	(14,014,573)	(537,910)
Provision for income taxes		913	7,155	800
Net loss	$ (370,705)	$ (3,751,987)	(14,021,728)	(538,710)
Deemed dividend to Series-A Preferred Stockholders			(606,948)
Net Loss Attributable to Common Stockholders			$ (14,628,676)	$ (538,710)
BASIC AND DILUTED NET LOSS PER SHARE	$ (0.01)	$ (0.10)	$ (0.38)	$ (0.02)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING Basic and Diluted	39,994,645	36,388,724	37,158,145	29,632,824